Borrowings (Details 3) $ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)		Jun. 30, 2019 ILS (₪)
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09
Maturity date	Sep. 14, 2020
Interest rate	5.00%		5.00%
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	5% n.a.
IRSA Propiedades Comerciales S.A. [Member] | Class IV [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 140
IRSA Inversionesy Representaciones Sociedad Anonima [Member] | Clase IX "I" [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-05
Maturity date	Nov. 15, 2020
Interest rate	10.00%		10.00%
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	10% e.a.
IRSA Inversionesy Representaciones Sociedad Anonima [Member] | Clase IX "I" [Member] | USD
Disclosure of detailed information about borrowings [line items]
Amount in original currency | $	$ 96
IDB Development Corporation Ltd [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-07
Maturity date	Dec. 30, 2022
Interest rate	5.30%	[1]	5.30%	[1]
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	5.3% e.a
IDB Development Corporation Ltd [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 642,100,000	[1]
IDB Development Corporation Ltd [Member] | SERIES N [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-11
Maturity date	Dec. 30, 2022
Interest rate	5.30%	[1],[2]	5.30%	[1],[2]
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	5.3% e.a
IDB Development Corporation Ltd [Member] | SERIES N [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 357,000,000	[1],[2]
DIC [Member] | SERIES J [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-10
Maturity date	Dec. 30, 2026
Interest rate	4.80%	[2]	4.80%	[2]
Principal payment	Annual payments since 2021
Interest payment	biannual
Description of interest rate	4.8% e.a.
DIC [Member] | SERIES J [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 762,000,000	[2]
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-10
Maturity date	Jun. 29, 2029
Interest rate	3.95%		3.95%
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	3.95% e.a.
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 497,000,000
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-12
Maturity date	Jun. 29, 2029
Interest rate	3.95%	[2]	3.95%	[2]
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	3.95% e.a.
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 496,000,000	[2]
PBC [Member] | SERIES I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07
Maturity date	Jun. 29, 2029
Interest rate	3.95%	[2]	3.95%	[2]
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	3.95% e.a.
PBC [Member] | SERIES I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 507,000,000	[2]
PBC [Member] | Series I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-05
Maturity date	Dec. 31, 2029
Interest rate	4.15%		4.15%
Principal payment	At expiration
Interest payment	annual
Description of interest rate	4.15% e.a.
PBC [Member] | Series I [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 515,000,000
Gav - Yam [Member] | SERIES H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09
Maturity date	Jun. 30, 2034
Interest rate	2.55%		2.55%
Principal payment	Annual payments since 2019
Interest payment	biannual
Description of interest rate	2.55% e.a.
Gav - Yam [Member] | SERIES H [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 424,000,000
Gav - Yam [Member] | SERIES A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-06
Maturity date	Oct. 31, 2023
Interest rate	3.55%		3.55%
Principal payment	Annual payments since 2021
Interest payment	biannual
Description of interest rate	3.55% e.a.
Gav - Yam [Member] | SERIES A [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 320,000,000
Gav - Yam [Member] | SERIES H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-09
Maturity date	Jun. 30, 2034
Interest rate	2.55%	[2]	2.55%	[2]
Principal payment	At expiration
Interest payment	annual
Description of interest rate	2.55% e.a.
Gav - Yam [Member] | SERIES H [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 596,000,000	[2]
Gav - Yam [Member] | SERIES A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Oct. 31, 2023
Interest rate	3.55%		3.55%
Principal payment	Annual payments since 2021
Interest payment	biannual
Description of interest rate	3.55% e.a.
Gav - Yam [Member] | SERIES A [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 351,000,000
Cellcom [member] | SERIES L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-01
Maturity date	Jan. 05, 2028
Interest rate	2.50%		2.50%
Principal payment	Annual payments since 2023
Interest payment	annual
Description of interest rate	2.5% e.a.
Cellcom [member] | SERIES L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 401,000,000
Cellcom [member] | SERIES K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07
Maturity date	Jul. 05, 2026
Interest rate	3.55%	[2]	3.55%	[2]
Principal payment	Annual payments since 2021
Interest payment	annual
Description of interest rate	3.55% e.a.
Cellcom [member] | SERIES K [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 220,000,000	[2]
Cellcom [member] | SERIES K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Jul. 05, 2026
Interest rate	3.55%		3.55%
Principal payment	Annual payments since 2021
Interest payment	annual
Description of interest rate	3.55% e.a.
Cellcom [member] | SERIES K [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 187,000,000
Cellcom [member] | SERIES L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Jan. 05, 2028
Principal payment	Annual payments since 2023
Interest payment	annual
Description of interest rate	2.50% e.a.
Cellcom [member] | SERIES L [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%		2.50%
Cellcom [member] | SERIES L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Amount in original currency			₪ 213,000,000

[1]	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 99.3 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien (which represent 70.02% of its capital), in an unlimited amount, in favor of the trustee for the holders of the debentures.
[2]	Corresponds to an expansion of the series.